UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08873
American Fidelity Dual Strategy Fund, Inc.

(Exact name of registrant as specified in charter)
2000 N. Classen
Oklahoma City, Oklahoma 73106

(Address of principal executive offices) (Zip code)
Stephen P. Garrett
American Fidelity Assurance Company
2000 N. Classen
Oklahoma City, Oklahoma 73106

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 523-5200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:	Report to Shareholders

Semi-Annual Report
June 30, 2007

June 30, 2007

Dear Participant:

The first six months of 2007 saw a strong stock market, as measured by the S&P 500. The total return for that index was 8.6% and that return was better than small capitalization stocks and the NASDAQ Composite. For the twelve months ending June 30, 2007, the S&P 500 was up nearly 19%. That return was stronger than small stocks and was in line with the NASDAQ. The economy seems to be perking up despite higher oil prices and higher interest rates. Large cap value stocks out-performed their growth counterparts for the twelve month period. However, for the first six months of this year, growth out-performed value. This is a change in a long-running pattern which saw value as the best since 2000.

That unpredictable pattern of investment style leadership is the reason for the Dual Strategy Fund which invests in high quality, large capitalization stocks with 50% of the portfolio following a value strategy and 50%, growth.

Todd Investment Advisors, based in Louisville, Kentucky, provides half of the value investing, and WEDGE Capital Management of Charlotte, North Carolina, the other half. In similar fashion, Renaissance Investment Management of Cincinnati, Ohio and Quest Investment Management of Portland, Oregon, split the duties on the growth side. This two-pronged approach provides for prudent diversification among non-speculative, large US stocks.

The following comments, from recent strategy materials, give a sense of how Todd and WEDGE see value investing in the current environment:

When an equity investor thinks about the future, he or she should probably think about inflation before anything else...Inflation is typically perceived as a negative for stock prices and in the short run that is usually true... (however) over the long run then (and with few exceptions) it appears that equities have soundly passed the test as a worthy inflation hedge. (WEDGE)

And

Brian Fabbri, of BNP Paribas, says we face several years of sub-normal GDP growth. Twenty percent of our disposable income is now used for servicing debt...We will continue to have slower growth in consumer income...Therefore we expect only 2% growth for the next year or so...We should see the light by mid 2008. (Todd)

In similar fashion, the following are representative of the outlooks of Renaissance and Quest (the growth investors):

Already, there is evidence of slower earnings growth. S&P 500 companies are expected to post earnings in the second quarter that are 4.4% ahead of last year’s levels...That is up from previous estimates of 3.9% at the start of the quarter, but well below the double-digit gains of the past several years...We believe that the identification of companies that can generate above-average earnings growth will likely result in relatively good rates of return in this slower-growth environment. (Renaissance)

And

One factor that suggests a big difference between current conditions and those of early 2000 is the price/earnings ratio of the S&P 500 Index. The ratio now is 18/1...That isn’t far from the 60 year current reported average P/E of 16/1, but far below the 29/1 at the March 2000 market top...While there are ample issues to suggest we shouldn’t be too sanguine about the possibility (of difficult times ahead), there doesn’t seem to be inordinate cause for concern. (Quest)

By its very layout, the Dual Strategy Fund tries to capture the best ideas from the two basic and historic investment themes, growth and value. There are no guarantees in stock investing, but we believe these two linked strategies offer a sound opportunity for long term success.

Sincerely,

David R. Carpenter, President

American Dual Strategy Fund, Inc.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

Assets
Investments, at fair value (cost $172,327,377)	$205,819,754
Accrued interest and dividends	181,000
Accounts receivable for securities sold	1,718,041
Total assets	207,718,795
Liabilities
Accounts payable	82,475
Accounts payable for securities purchased	1,760,076
Total liabilities	1,842,551
Net assets	$205,876,244
Composition of net assets:
Net capital paid in on shares of capital stock	$168,603,052
Undistributed net investment income	3,648,995
Accumulated net realized gains	131,820
Unrealized appreciation on investments	33,492,377
Net assets (equivalent to $12.180 per share based on
16,903,296 shares of capital stock outstanding)	$205,876,244
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statement of Operations
Period ended June 30, 2007
(Unaudited)
Investment income:
Income:
Dividends (net of foreign taxes paid of $31,122 )	$1,486,306
Interest	225,262
1,711,568
Expenses:
Investment advisory fees (note 2)	495,567
Net investment income	1,216,001
Realized gains on investments:
Proceeds from sales	63,735,593
Cost of securities sold	55,840,635
Net realized gains on investments	7,894,958
Unrealized appreciation on investments, end of year	33,492,377
Unrealized appreciation on investments, beginning of year	26,727,406
Change in unrealized appreciation on investments	6,764,971
Net increase in net assets resulting from operations	$15,875,930
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Statements of Changes in Net Assets
Period ended June 30, 2007 and Year ended December 31, 2006
(Unaudited)
	2007	2006
Increase in net assets from operations:
Net investment income	$1,216,001	2,500,905
Net realized gains on investments	7,894,958	4,107,119
Change in unrealized appreciation on investments	6,764,971	12,194,389
Net increase in net assets resulting
from operations	15,875,930	18,802,413
Distributions to shareholders (note 3):
Investment income	—	(2,300,000)
Total distributions to shareholders	—	(2,300,000)
Changes from capital stock transactions (note 4)	(5,582,490)	(23,148,386)
Increase (decrease) in net assets	10,293,440	(6,645,973)
Net assets, beginning of year	195,582,804	202,228,777
Net assets, end of period	$205,876,244	195,582,804
Undistributed net investment income	$3,648,995	2,432,994
See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Financial Highlights

(Unaudited)

	Period
	Ended
	June 30,	Year Ended December 31,
	2007	2006	2005	2004	2003
Net investment income	$0.071	0.134	0.116	0.129	0.101
Net realized and unrealized gains from securities	0.856	0.890	0.251	0.640	1.829
	0.927	1.024	0.367	0.769	1.930
Distributions – investment income	0.000	(0.133)	(0.129)	(0.098)	(0.097)
Distributions – capital gains	—	—	—	—	—
Net increase in net asset unit value	0.927	0.891	0.238	0.671	1.833
Net asset unit value, beginning of period	11.253	10.362	10.124	9.453	7.620
Net asset unit value, end of period	$12.180	11.253	10.362	10.124	9.453
Net assets outstanding, end of period	$205,876,244	195,582,804	202,228,777	207,392,015	196,931,036
Ratios:
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.21%	1.24%	1.15%	1.35%	1.21%
Portfolio turnover rate	31.36%	95.38%	117.47%	70.81%	56.75%
Total return (1)	17.08%	9.89%	3.66%	8.16%	25.38%

See accompanying notes to financial statements.

(1) Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund’s shares.

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares or	Market Value
	Principal		% of
Common stock:	Amount	Amount	Net Assets

Apparel and Accessory Stores:
Abercrombie & Fitch Co.	3,600	$262,728	0.13%
Kohl's Corporation*	26,653	1,893,163	0.92%
Nordstrom, Inc.	15,835	809,485	0.39%
		2,965,376	1.44%

Apparel & Other Finished Products:
Guess?, Inc*	5,800	278,632	0.14%
Polo Ralph Lauren Corporation	3,100	304,141	0.14%
		582,773	0.28%

Auto Dealers, Gas Stations:
Autozone, Inc.*	2,000	273,240	0.13%
		273,240	0.13%

Building Materials and Gardening Supplies:
Home Depot, Inc.	24,000	944,400	0.46%
Lowe's Companies, Inc.	27,865	855,177	0.42%
The Sherwin-Williams Company	4,400	292,468	0.14%
		2,092,045	1.02%

Business Services:
Adobe Systems Incorporated*	8,870	356,131	0.17%
Alliance Data Systems Corporation*	3,530	272,798	0.13%
Amdocs Limited* **	5,965	237,526	0.12%
Arkamai Technologies, Inc.*	19,025	925,376	0.45%
Autodesk, Inc.*	8,600	404,888	0.20%
BMC Software, Inc. *	10,800	327,240	0.16%
Cadence Design Systems, Inc.*	15,200	333,792	0.16%
Cognizant Technology Solution Corporation*	6,265	470,439	0.23%
Computer Sciences Corporation *	6,900	408,135	0.20%
DST Systems, Inc.- B*	4,500	356,445	0.17%
Electronic Data Systems Corporation	13,300	368,809	0.18%
Equifax Inc.	6,200	275,404	0.13%
Fiserv, Inc.*	6,700	380,560	0.18%
Google, Inc.*	1,480	774,602	0.38%
Manpower, Inc.	13,234	1,220,704	0.59%
Microsoft Corporation	115,684	3,409,207	1.66%
NCR Corporation*	7,200	378,288	0.18%
Omnicom Group Inc.	17,450	923,454	0.45%
Oracle Corporation*	139,445	2,748,461	1.34%
Sotheby's	6,200	285,324	0.14%
Western Union Company	21,730	452,636	0.22%
		15,310,219	7.44%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares or	Market Value
	Principal		% of
Common stock:	Amount	Amount	Net Assets

Chemicals and Allied Products:
Abbott Laboratories	17,770	$951,583	0.46%
Air Products & Chemicals, Inc.	2,100	168,777	0.08%
Amgen, Inc.*	10,400	575,016	0.28%
Avon Products, Inc.	19,950	733,163	0.36%
Colgate Palmolive Company	33,201	2,153,085	1.05%
Dow Chemical Company	18,400	813,648	0.40%
E.I. du Pont de Nemours and Company	9,800	498,232	0.24%
Eastman Chemical Company	2,500	160,825	0.08%
Gilead Sciences, Inc.*	43,804	1,698,281	0.82%
Lilly, Eli and Company	16,533	923,864	0.45%
Merck & Company, Inc.	27,705	1,379,709	0.67%
Monsanto Company	12,945	874,305	0.43%
Mylan Laboratories Inc.	41,000	745,790	0.36%
Novartis AG - ADR**	13,600	762,552	0.37%
Pfizer, Inc.	60,500	1,546,985	0.75%
PPG Industries, Inc.	2,300	175,053	0.09%
Praxair, Inc.	25,003	1,799,966	0.87%
Proctor & Gamble Company	11,900	728,161	0.35%
Rohm & Haas Company	3,100	169,508	0.08%
Sanofi-Aventis**	13,000	523,510	0.25%
Teva Pharmaceutical Industries Limited**	21,010	866,663	0.42%
Wyeth	18,192	1,043,129	0.51%
		19,291,805	9.37%

Communications:
American Movil S.A. de C.V.**	10,545	653,052	0.32%
American Tower Corporation*	12,815	538,230	0.26%
AT&T, Inc.	66,736	2,769,544	1.35%
Qwest Communications International Inc.*	29,200	283,240	0.13%
Shaw Communications Inc.**	13,535	569,011	0.28%
		4,813,077	2.34%

Depository Institutions:
Bank of America Corporation	24,082	1,177,369	0.57%
Citigoup, Inc.	24,700	1,266,863	0.62%
Credit Suisse Group* **	7,500	532,200	0.26%
Deutsche Bank AG**	3,800	550,012	0.27%
JPMorgan Chase & Co.	26,510	1,284,410	0.62%
Mellon Financial Corporation	20,680	909,920	0.44%
PNC Financial Services Group	8,600	615,588	0.30%
State Street Corporation	11,860	811,224	0.39%
Wachovia Corporation	13,400	686,750	0.33%
Washington Mutual, Inc.	12,400	528,736	0.26%
Wells Fargo & Company	34,300	1,206,331	0.59%
		9,569,403	4.65%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares or	Market Value
	Principal		% of
Common stock:	Amount	Amount	Net Assets

Durable Goods, Wholesale:
BorgWarner, Inc.	4,900	$421,596	0.20%
Johnson & Johnson	29,670	1,828,265	0.89%
Reliance Steel & Aluminum Co.	2,800	157,528	0.08%
		2,407,389	1.17%

Eating and Drinking Places:
Darden Restaurants, Inc.	7,300	321,127	0.16%
McDonald's Corporation	62,912	3,193,413	1.55%
		3,514,540	1.71%

Electric, Gas, and Sanitary Service:
AES Corporation*	40,510	886,359	0.43%
American Electric Power Company, Inc.	5,600	252,224	0.12%
Dominion Resources, Inc.	22,900	1,976,499	0.96%
DTE Energy Company	5,400	260,388	0.13%
Edison International	5,100	286,212	0.14%
Entergy Corporation	2,400	257,640	0.13%
FirstEnergy Corporation	3,900	252,447	0.12%
FPL Group, Inc.	4,400	249,656	0.12%
NiSource Inc.	13,000	269,230	0.13%
ONEOK, Inc.	5,600	282,296	0.14%
Stericycle, Inc.*	12,020	534,409	0.26%
Xcel Energy Inc.	11,600	237,452	0.11%
		5,744,812	2.79%

Electronic and Other Electric Equipment:
Amphenol Corporation	10,800	385,020	0.18%
Cisco Systems, Inc.*	119,010	3,314,428	1.61%
Cypress Semiconductor Corporation*	11,000	256,190	0.12%
Emerson Electric Company	41,776	1,955,117	0.95%
General Electric Company	81,560	3,122,117	1.52%
Intel Corporation	43,080	1,023,581	0.50%
Intersil Corporation	8,100	254,826	0.12%
MEMC Electronic Materials,Inc*	18,932	1,157,124	0.56%
National Semiconductor Corporation	12,100	342,067	0.17%
Nokia Corporation**	14,300	401,973	0.20%
Nvidia Corporation*	58,732	2,426,219	1.18%
Qualcomm Incorporated	28,200	1,223,598	0.59%
Texas Instruments Incorporated	25,990	978,004	0.48%
Whirlpool Corporation	2,500	278,000	0.13%
		17,118,264	8.31%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares or	Market Value
	Principal		% of
Common stock:	Amount	Amount	Net Assets

Engineering, Accounting, Research, Mgmt & Relation Services:
Accenture Ltd. **	9,100	$390,299	0.19%
		390,299	0.19%

Fabricated Metal Products:
Ball Corporation	3,300	175,461	0.09%
Crane Company	9,200	418,140	0.20%
Illinois Tool Works, Inc.	38,303	2,075,640	1.01%
		2,669,241	1.30%

Food and Kindred Products:
Anheuser-Busch Companies, Inc.	11,000	573,760	0.28%
Coca-Cola Company, The	19,028	995,355	0.48%
Diageo plc **	6,050	504,026	0.24%
Fomento Economico Mexicano, S.A. de C.V.**	13,410	527,281	0.26%
General Mills, Inc.	9,900	578,358	0.28%
Kellogg Company	12,500	647,375	0.31%
Kraft Foods Inc.	15,000	528,750	0.26%
PepsiCo, Inc.	45,885	2,975,642	1.45%
		7,330,547	3.56%

Food Stores:
Starbucks*	18,840	494,362	0.24%
		494,362	0.24%

Furniture and Fixtures:
Johnson Controls, Inc.	3,400	393,618	0.19%
Kinetic Concepts, Inc.*	10,390	539,968	0.26%
		933,586	0.45%

General Merchandise:
Costco Wholesale Corporation	9,170	536,628	0.26%
J.C. Penney Co, Inc.	13,967	1,010,931	0.50%
Target Corporation	19,900	1,265,640	0.61%
		2,813,199	1.37%

Health Services:
Laboratory Corp of America Holdings*	7,100	555,646	0.27%
		555,646	0.27%

Holding and Other Investment Offices:
Alcon, Inc.**	7,410	999,683	0.49%
Mack-Cali Realty Corporation	5,000	217,450	0.11%
Simon Property Group, Inc.	2,200	204,688	0.09%
		1,421,821	0.69%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares or	Market Value
	Principal		% of
Common stock:	Amount	Amount	Net Assets

Home Furniture & Equipment:
Best Buy Company, Inc.	44,175	$2,061,647	1.00%
GameStop Corporation*	35,570	1,390,787	0.68%
RadioShack Corporation	8,700	288,318	0.14%
		3,740,752	1.82%

Hotels, Other Lodging Places:
Wyndham Worldwide Corporation*	7,700	279,202	0.14%
		279,202	0.14%

Industrial Machinery and Equipment:
3M Company	16,040	1,392,111	0.68%
Apple Computer, Inc.*	7,805	952,522	0.46%
Applied Materials, Inc.	74,077	1,471,910	0.71%
Cameron International Corporation*	13,865	990,932	0.48%
Caterpiller Inc.	10,690	837,027	0.41%
Cummins Engine, Inc.	4,200	425,082	0.21%
Eaton Corporation	4,300	399,900	0.19%
EMC Corporation*	34,390	622,459	0.30%
Grant Prideco, Inc.*	16,024	862,572	0.42%
Hewlett-Packard Company	45,319	2,022,134	0.98%
International Business Machines Corporation	22,074	2,323,289	1.14%
Lam Research Corporation*	25,976	1,335,166	0.65%
Parker-Hannifin Corporation	4,100	401,431	0.19%
Terex Corporation*	11,607	943,649	0.46%
		14,980,184	7.28%

Instruments and Related Products:
Allergan, Inc.	9,020	519,913	0.25%
Becton Dickinson & Company	11,503	856,974	0.42%
Danaher Corporation	13,130	991,315	0.48%
Garmin Ltd**	13,950	1,031,882	0.50%
Raytheon Company	19,380	1,044,388	0.51%
Rockwell Collins, Inc.	5,500	388,520	0.19%
Stryker Corporation	12,415	783,262	0.38%
Thermo Electron Corporation*	15,715	812,780	0.39%
Xerox Corporation*	21,500	397,320	0.20%
Zimmer Holdings, Inc.*	9,310	790,326	0.38%
		7,616,680	3.70%

Insurance Agents, Brokers & Service:
The Hartford Financial Services Group, Inc.	5,300	522,103	0.25%
		522,103	0.25%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares or	Market Value
	Principal		% of
Common stock:	Amount	Amount	Net Assets

Insurance Carriers:
Ace LTD.**	8,700	$543,924	0.27%
Aetna, Inc.	27,855	1,376,037	0.67%
Aflac Incorporated	23,400	1,202,760	0.58%
Allstate Corporation	21,400	1,316,314	0.64%
AMBAC Financial Group, Inc.	6,100	531,859	0.26%
American International Group, Inc.	19,662	1,376,930	0.67%
Cigna Corporation	10,400	543,088	0.26%
Humana Inc.*	8,100	493,371	0.24%
ING Groep N.V.**	12,100	532,037	0.26%
Lincoln National Corporation	14,880	1,055,736	0.51%
Metlife Capital Trust, Inc.	8,000	515,840	0.25%
MGIC Investment Corporation	7,700	437,822	0.21%
PMI Group, Inc.	10,800	482,436	0.23%
Progressive Corporation	37,654	901,060	0.44%
Prudential Financial, Inc.	9,274	901,711	0.44%
Torchmark Corporation	7,800	522,600	0.25%
UnitedHealth Group Incorporated	42,203	2,158,261	1.06%
Wellpoint, Inc.*	16,600	1,325,178	0.64%
		16,216,964	7.88%

Leather and Leather Products:
Coach, Inc.*	18,855	893,538	0.43%
		893,538	0.43%

Lumber and Wood Products, Ex Furniture:
Louisiana-Pacific Corporation	8,200	155,144	0.07%
		155,144	0.07%

Metal Mining:
Freeport-McMoran Copper & Gold Inc.	16,352	1,354,273	0.66%
		1,354,273	0.66%

Miscellaneous Manufacturing Industries:
Hasbro, Inc.	8,800	276,408	0.13%
Mattel, Inc.	9,900	250,371	0.13%
Siemens AG ADR's**	5,100	729,606	0.35%
Tyco International, Ltd.**	12,100	408,859	0.20%
		1,665,244	0.81%

Miscellaneous Retail:
CVS Corporation	26,720	973,944	0.47%
Dollar Tree Stores, Inc.*	6,300	274,365	0.14%
Walgreen Co.	19,498	848,943	0.41%
		2,097,252	1.02%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares or	Market Value
	Principal		% of
Common stock:	Amount	Amount	Net Assets

Motion Pictures:
News Corporation	13,100	$277,851	0.13%
The Walt Disney Company	22,700	774,978	0.38%
		1,052,829	0.51%

Nondepository Institutions:
American Express Company	8,900	544,502	0.26%
CIT Group, Inc.	8,900	487,987	0.24%
		1,032,489	0.50%

Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	9,900	489,753	0.24%
Cardinal Health, Inc.	11,500	812,360	0.39%
McKesson Corporation	41,307	2,463,549	1.20%
Nike, Inc.-Class B	22,272	1,298,235	0.63%
		5,063,897	2.46%

Oil and Gas Extraction:
Eni S.p.A.**	8,200	593,270	0.29%
Halliburton Company	28,050	967,725	0.47%
Nabors Industries Ltd* **	16,300	544,094	0.26%
Occidental Petroleum Corporation	10,200	590,376	0.29%
Royal Dutch Shell PLC**	7,800	633,360	0.31%
Statoil ASA**	20,700	641,907	0.31%
Total SA**	7,900	639,742	0.31%
Transocean Sedco Forex, Inc.*	5,985	634,290	0.31%
		5,244,764	2.55%

Paper and Allied Products:
Kimberly-Clark Corporation	29,700	1,986,633	0.96%
Pactiv Corporation*	5,300	169,017	0.09%
		2,155,650	1.05%

Petroleum Refining and Related Industries:
Ashland, Inc.	2,900	185,455	0.09%
BASF AG**	1,400	182,994	0.09%
BP PLC-Spons ADR**	18,860	1,360,560	0.66%
Chevron Corporation	28,684	2,416,340	1.17%
ConocoPhillips	30,200	2,370,700	1.15%
Exxon Mobil Corporation	13,120	1,100,506	0.54%
Hess Corporation	10,400	613,184	0.30%
Marathon Oil Corporation	42,200	2,530,312	1.23%
Murphy Oil Corporation	15,824	940,579	0.46%
Sunoco, Inc.	7,300	581,664	0.28%
Tesoro Corporation	9,800	560,070	0.27%
		12,842,364	6.24%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares or	Market Value
	Principal		% of
Common stock:	Amount	Amount	Net Assets

Primary Metal Industries:
Allegheny Technologies, Incorporated	6,935	$727,343	0.35%
Chaparral Steel Company	2,300	165,301	0.08%
Nucor Corporation	16,820	986,493	0.48%
Steel Dynamics, Inc.	3,700	155,067	0.08%
United States Steel Corporation	1,600	174,000	0.08%
		2,208,204	1.07%

Railroad Transportation:
Union Pacific Corporation	10,050	1,157,258	0.56%
		1,157,258	0.56%

Rubber & Miscellaneous Plastic Products:
The Goodyear Tire & Rubber Company*	8,600	298,936	0.14%
		298,936	0.14%

Security and Commodity Brokers:
Franklin Resources, Inc.	14,602	1,934,327	0.94%
Goldman Sachs Group, Inc.	5,950	1,289,663	0.63%
Lehman Brothers Holdings, Inc.	17,240	1,284,725	0.62%
Merrill Lynch & Co., Inc.	5,900	493,122	0.24%
Morgan Stanley Group, Inc.	35,760	2,999,549	1.46%
T. Rowe Price Group, Inc.	18,190	943,879	0.46%
The Bear Stearns Companies Inc.	3,600	504,000	0.24%
UBS AG**	8,500	510,085	0.25%
		9,959,350	4.84%

Stone, Clay, Glass, Concrete Products:
Cemex, S.A.* **	5,130	189,297	0.09%
		189,297	0.09%

Transportation Equipment:
Autoliv, Inc.**	6,900	392,403	0.19%
Boeing Company	19,602	1,884,928	0.92%
General Dynamics Corporation	4,800	375,456	0.18%
Harley-Davidson, Inc.	13,311	793,469	0.39%
Harsco Corporation	7,600	395,200	0.19%
Honda Motor Company LTD-Spons ADR**	19,000	689,510	0.33%
Honeywell International Inc.	15,876	893,501	0.43%
Lockheed Martin Corporation	12,972	1,221,054	0.59%
Northrop Grumman Corporation	5,000	389,350	0.19%
United Technologies Corporation	50,652	3,592,746	1.75%
		10,627,617	5.16%

AMERICAN FIDELITY DUAL STRATEGY FUND
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

	Shares or	Market Value
	Principal		% of
Common stock:	Amount	Amount	Net Assets

Water Transportation:
Overseas Shipholding Group, Inc.	5,200	$423,280	0.20%
		423,280	0.20%

Total common stocks (cost $168,576,538)		202,068,915	98.15%

Short-Term Investments
AIM Money market funds (5.295% at	3,750,839	3,750,839	1.82%
June 30, 2007)
Total short-term investments		3,750,839	1.82%

Total investments (cost $172,327,377)		205,819,754	99.97%

Other assets and liabilities, net		56,490	0.03%

Total Net Assets		$205,876,244	100.00%

* Presently not producing dividend income
** Foreign Investments (8.33% of net assests)

See accompanying notes to financial statements.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2007

(1)	Summary of Significant Accounting Policies
(a)	General

American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA).

The Fund’s investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

Shares of the Fund are only available to separate accounts of American Fidelity Assurance or other insurance companies to fund the benefits of variable annuity contracts.

(b)	Investments

The Fund’s investments are valued based on market value quotations, when available. Investments in corporate stocks are valued by a third-party servicer, FT Interactive Data Services. Securities for which published quotations are not available are valued based on policies approved by the Fund’s Board of Directors at the quotation obtained from pricing services, such as Bloomberg L.P. Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

The Fund’s portfolio of investments is diversified such that not more than 5% of the value of the total assets of the Fund is invested in any one issuer and not more than 25% is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund’s investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2007

The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

In 2007, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $61,283,485 and $63,735,593 respectively, net of brokerage commissions.

The gross unrealized appreciation and depreciation on investments at June 30, 2007 for financial reporting purposes were $35,281,927 and $1,789,550 respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation were $167,426,578, $28,853,981, and $3,154,596, respectively, at December 31, 2006.

(c)	Income Taxes

Management of the Fund believes that the Fund will continue to qualify as a “regulated investment company” under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund’s policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

At December 31, 2006, the Fund had capital loss carryovers of $6,735,117 expiring in 2011. The Fund’s board of directors does not intend to distribute any realized gain distributions until the carry forwards have been offset or expired.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of June 30, 2007 for undistributed net investment income, accumulated net realized loss, or unrealized appreciation on investments.

(d)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

Notes to Unaudited Financial Statements

June 30, 2007

(e)	Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date.

(2)	Transactions With Affiliates

The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund’s average daily net assets. AFA has engaged four subadvisors who receive fees based on a percentage of the Fund’s daily net assets. The subadvisors’ fees are paid by AFA.

AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

Certain officers and directors of the Fund are also officers and directors of AFA.

(3)	Distributions to Shareholders

On November 15, 2006, a distribution of $0.1326 per share was declared from ordinary income, which amounts to $2,300,000. On November 15, 2005, a distribution of $0.1287 per share was declared from ordinary income, which amounted to $2,500,000.

(4)	Changes From Capital Stock Transactions

As of period ended June 30, 2007 and year ended December 31, 2006, 200,000,000 shares of $0.001 par value capital stock were authorized.

Transactions in capital stock were as follows:

	Shares		Amount
	2007	2006	2007	2006

Shares sold	124,261	252,548	$ 1,450,947	2,717,512
Shares issued in reinvestment
of dividends and distributions	−	206,371	−	2,300,000

	124,261	458,919	1,450,947	5,017,512

Shares redeemed	(601,820)	(2,594,779)	(7,033,437)	(28,165,898)

Decrease in net assets
derived from capital
stock transactions	(477,559)	(2,135,860)	$ (5,582,490)	(23,148,386)

PORTFOLIO HOLDINGS

The following table depicts the portfolio holdings of the Fund by type of security and industry sector, showing the percentage of net asset value or total investments attributable to each as of June 30, 2007.

Apparel and Accessory Stores	1.44%
Apparel & Other Finished Products	0.28%
Auto Dealers, Gas Stations	0.13%
Building Materials and Gardening Supplies	1.02%
Business Services	7.44%
Chemicals and Allied Products	9.37%
Communications	2.34%
Depository Institutions	4.65%
Durable Goods, Wholesale	1.17%
Eating and Drinking Places	1.71%
Electric, Gas, and Sanitary Service	2.79%
Electronic and Other Electric Equipment	8.31%
Engineering, Accounting, Research, Mgmt & Relation Services	0.19%
Fabricated Metal Products	1.30%
Food and Kindred Products	3.56%
Food Stores	0.24%
Furniture and Fixtures	0.45%
General Merchandise	1.37%
Health Services	0.27%
Holding and Other Investment Offices	0.69%
Home Furniture & Equipment	1.82%
Hotels, Other Lodging Places	0.14%
Industrial Machinery and Equipment	7.28%
Instruments and Related Products	3.70%
Insurance Agents, Brokers & Service	0.25%
Insurance Carriers	7.88%
Leather and Leather Products	0.43%
Lumber and Wood Products, Ex Furniture	0.07%
Metal Mining	0.66%
Miscellaneous Manufacturing Industries	0.81%
Miscellaneous Retail	1.02%
Motion Pictures	0.51%
Nondepository Institutions	0.50%
Nondurable Goods-Wholesale	2.46%
Oil and Gas Extraction	2.55%
Paper and Allied Products	1.05%
Petroleum Refining and Related Industries	6.24%
Primary Metal Industries	1.07%
Railroad Transportation	0.56%
Rubber & Miscellaneous Plastic Products	0.14%
Security and Commodity Brokers	4.84%
Stone, Clay, Glass, Concrete Products	0.09%
Transportation Equipment	5.16%
Water Transportation	0.20%
Short-Term Investments	1.82%
Other assets and liabilities, net	0.03%

TOTAL	100.00%

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 – June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period; however, you may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. As a result, the second line of the table is useful in comparing ongoing costs only; it will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

	Beginning Account Value January 1, 2007	Ending Account Value Value June 30, 2007	Expenses Paid During Period* Jan. 1 – June 30, 2007
Actual	$1,000.00	$1,082.38	$2.59
Hypothetical (Assumes 5% return before expenses)	$1,000.00	$1,024.80	$2.51

*Expenses are equal to the Fund’s annualized expenses ratio of 0.50%, multiplied by the average account value over the period, multiplied by .4958904 (the number of days in most recent fiscal half-year/365 (to reflect the one-half year period).

AVAILABILITY OF PORTFOLIO HOLDINGS AND PROXY VOTING POLICIES AND RECORD

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each of the following is available without charge, upon request, by contacting the Fund at 1-800-662-1106, va.help@af-group.com or P.O. Box 25520, Oklahoma City, OK 73125-0520:

(1)	the Fund’s Form N-Q,
(2)	a description of the policies and procedures that the Fund, its investment advisor and its sub-advisors use to determine how to vote proxies relating to its portfolio securities holdings, and
(3)	information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30.

The information is also available on the SEC’s website at http//www.sec.gov and at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SPECIAL SHAREHOLDER MEETING VOTING RESULTS

A Special Meeting of Shareholders of the Fund was held on March 29, 2007 to elect the Board of Directors of the Fund. The voting results were as follows:

Election of the following nominees to serve on the Board of Directors of the Fund:

David R. Carpenter	Mark H. McCubbin
Jo Ann Dickey	J. Dean Robertson, D.D.S.*
Gregory M. Love	G. Rainey Williams, Jr.

Votes for: 7,854,450.855 (95.21%)

Votes abstained: 395,251.383 (4.79%)

*Retired from Board on May 15, 2007.

PARTICIPANTS’ BENEFITS

As a shareholder of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services which help you meet your investment needs. Some of the services you currently enjoy are the following:

RE-INVESTMENT WITHOUT CHARGE

Dividends and interest from investment income as well as capital gain contributions are automatically re-invested without charge.

PROFESSIONAL MANAGEMENT

Knowledgeable, full-time management constantly monitors market opportunities for your fund.

CAPITAL FULLY INVESTED

Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

PERSONAL SERVICE

Continuous personal service is available to you through the team of American Fidelity trained salaried representatives or directly from the Annuity Services Department in our Home Office.

Board of Directors	DAVID R. CARPENTER, Chairman
American Fidelity	Executive Vice President
Dual Strategy	American Fidelity Assurance Company
Fund, Inc.	JO ANN DICKEY
Retired Senior Vice President – Internal Audit
American Fidelity Corporation
GREGORY M. LOVE
President and Chief Operating Officer
Love’s Development Companies
MARK H. McCUBBIN
Chief Executive Officer
McCubbin Hosiery, LLC
G. RAINEY WILLIAMS, JR.
President and Chief Operating Officer
Marco Holding Corporation
Safekeeping of Securities	InvestTrust, N.A.
Oklahoma City, Oklahoma
Independent Auditors	KPMG, LLP
Oklahoma City, Oklahoma
Underwriter	American Fidelity Securities, Inc.
Oklahoma City, Oklahoma
Member NASD
Investment Advisor	American Fidelity Assurance Company
Oklahoma City, Oklahoma
Investment Sub-Advisors	Quest Investment Management, Inc.
Portland, Oregon
The Renaissance Group LLC (d/b/a Renaissance Investment Management)
Cincinnati, Ohio
Todd Investment Advisors, Inc.
Louisville, Kentucky
WEDGE Capital Management LLP
Charlotte, North Carolina
Board of Directors	LYNDA L. CAMERON
American Fidelity	President
Assurance Company	Cameron Equestrian Centers, Inc.
WILLIAM M. CAMERON
Chairman of the Board, President and Chief Executive Officer
American Fidelity Assurance Company
WILLIAM E. DURRETT
Senior Chairman of the Board
American Fidelity Assurance Company
CHARLES R. EITEL
Chairman and Chief Executive Officer
Simmons Company
THEODORE M. ELAM
Attorney
McAfee and Taft
DAVID R. LOPEZ
President
American Fidelity Foundation
PAULA MARSHALL
Chief Executive Officer
The Bama Companies, Inc.
GALEN P. ROBBINS, M.D.
Physician
Cardiovascular Clinic – Founding Physician

For More Information

To obtain information:

By telephone:

Call 1-800-662-1106

By mail Write to:

American Fidelity

Dual Strategy Fund, Inc.

P. O. Box 25520

Oklahoma City, OK 73125-0520

By E-mail Send your request to:

va.help@af-group.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from the SEC’s web site: http://www.sec.gov

You may also obtain copies of fund documents by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-6009.

2000 N. Classen Boulevard
Oklahoma City, Oklahoma 73106
1-800-662-1106

GVA-277	Information Published 8/2007

Item 2:	Code of Ethics
Not applicable to Semi-Annual Report.
Item 3:	Audit Committee Financial Expert
Not applicable to Semi-Annual Report.
Item 4:	Principal Accountant Fees and Services
Not Applicable to Semi-Annual Report.
Item 5:	Audit Committee of Listed Registrants
Not Applicable to Registrant.
Item 6:	Schedule of Investments
Not Applicable. See Schedule of Portfolio Investments included in Item 1.
Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable to Registrant.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable to Registrant.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable to Registrant.

Item 10:	Submission of Matters to a Vote of Security Holders

In the first quarter of 2007, the Board formally adopted the informal procedures that were already in place pursuant to which shareholders may recommend nominees to the Registrant’s Board of Directors. Following are the procedures adopted by the Board:

“When formulating its director recommendations, the Board of Directors will consider any written recommendations received from shareholders of the Fund identifying the nominee and stating the nominee’s qualifications. Shareholders can send recommendations to American Fidelity Dual Strategy Fund, Inc., Attention: Corporate Secretary, 2000 N. Classen Boulevard, Oklahoma City, Oklahoma 73106. The Board of Directors evaluates all nominees for director in the same manner regardless of the source of the recommendation.

Nominees for director must possess the following minimum qualifications: experience in the business community, proficiency in business matters (particularly investment, finance, legal or accounting matters), and exceptional personal integrity. In identifying and evaluating nominees for director, including nominees recommended by shareholders, the Board of Directors will implement such processes as it deems appropriate, including, in its sole discretion, retaining a third party or third parties to identify or evaluate or assist in identifying or evaluating potential nominees. When formulating its director recommendations, the Board of Directors will also consider any advice and recommendations offered by the Fund’s executive officers. However, at a minimum, each nominee for director must (i) meet the minimum qualifications set forth above, (ii) complete and sign the Fund’s Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors prior to his or her nomination and (iii) provide biographical information upon request. Each director must, no less frequently than annually, complete and sign a Director and Officer Questionnaire in a form deemed appropriate by the Board of Directors.”

Item 11:	Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the principal executive officer, and Robert D. Brearton, the principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12:	Exhibits

(a)(1)	Not applicable to Semi-Annual Report.

(a)(2)	Separate certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable to Registrant.

(b)	Certification of Principal Executive Officer and Principal Financial Officer required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

By:	/s/David R. Carpenter
Name:	David R. Carpenter
Title:	President and Principal Executive Officer

Date: August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/David R. Carpenter
Name:	David R. Carpenter
Title:	President and Principal Executive Officer

Date: August 23, 2007

By:	/s/Robert D. Brearton
Name:	Robert D. Brearton
Title:	Senior Vice President and Principal Financial Officer

Date: August 23, 2007

Exhibit (a)(2)

OFFICER’S CERTIFICATION

I, David R. Carpenter, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 23, 2007	By: /s/David R. Carpenter
Name: David R. Carpenter
Title: President & Principal Executive Officer

OFFICER’S CERTIFICATION

I, Robert D. Brearton, certify that:

1.	I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other information included in this report fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: August 23, 2007	By: /s/Robert D. Brearton
Name: Robert D. Brearton
Title: Senior Vice President &
Principal Financial Officer

Exhibit (b)

Certification of Periodic Financial Report

Pursuant to Section 906 of the Sarbanes-Oxley Act

In connection with the Form N-CSR of the registrant for the period ended June 30, 2006, the undersigned hereby certify pursuant to Section 906 of the Sarbanes-Oxley Act that:

1.         The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

2.         The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

Dated:	August 23, 2007

/s/David R. Carpenter
Name:	David R. Carpenter
Title:	President and Principal Executive Officer

/s/Robert D. Brearton
Name:	Robert D. Brearton
Title:	Senior Vice President and Principal Financial Officer